Transaction Expenses - Schedule of Transaction Expenses (Details) - BRL (R$) R$ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Transaction Expenses [Abstract]
Processing fees		R$ (131,620)	R$ (121,762)
Third-party fraud prevention services	[1]	(14,420)	(29,859)
PicPay card issuance expenses		(35,809)	(24,200)
Chargeback		(2,127)	(6,796)
Operating losses	[2]	(2,464)	(1,899)
Total		R$ (186,440)	R$ (184,516)

[1]	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.
[2]	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.